Profit for the Year (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit for the Year [Abstract]
Cost of inventories recognized as expenses	$ 20,398,829	$ 35,094,050	$ 38,788,893
Taxes and surcharges	112,108	180,302	253,039
Cost of sales	20,510,937	35,274,352	39,041,932
Depreciation of property, plant and equipment	1,172,809	1,137,831	1,944,176
Amortization of land use rights and trademarks	14,545	14,307	19,009
Amortization of subsidies prepaid to distributors		401,259	910,537
Amortization of prepayments and premiums under operating leases	107,088	105,340	118,783
Provision (Reversal) of inventory obsolescence	196,124	101,256	(1,667)
Provision of bad debt allowance			331,196
Provision of impairment loss in prepayments	13,311,557		11,649,038
Profit for the year	$ 14,799,241	$ 1,759,993	$ 14,971,072